Schedule of Investments
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–65.74%
Australia–2.85%
Goodman Group	469,165	$6,199,713
Stockland	4,209,117	10,998,600
		17,198,313
Canada–1.53%
Allied Properties REIT	193,800	3,783,361
Chartwell Retirement Residences	881,931	5,454,905
		9,238,266
France–0.85%
Gecina S.A.	52,167	5,121,342
Germany–4.48%
Aroundtown S.A.	3,676,328	8,804,979
LEG Immobilien SE	94,978	5,974,982
Sirius Real Estate Ltd.	1,183,958	1,180,610
Vonovia SE	452,341	11,099,078
		27,059,649
Hong Kong–3.15%
Hang Lung Properties Ltd.	4,670,000	8,625,703
Link REIT	223,500	1,520,629
Sun Hung Kai Properties Ltd.	734,000	8,875,965
		19,022,297
Japan–5.23%
Daiwa House REIT Investment Corp.	1,147	2,561,457
Daiwa Securities Living Investments Corp.	2,304	1,975,383
GLP J-Reit	3,040	3,409,245
Japan Prime Realty Investment Corp.	950	2,717,390
Japan Real Estate Investment Corp.	1,065	4,724,257
Mitsui Fudosan Co. Ltd.	422,800	8,596,483
Mitsui Fudosan Logistics Park, Inc.	1,090	3,956,728
Tokyu Fudosan Holdings Corp.	677,400	3,675,964
		31,616,907
Singapore–0.29%
CapitaLand Investment Ltd.	638,100	1,737,061
Sweden–0.47%
Wihlborgs Fastigheter AB	357,174	2,843,304
United Kingdom–2.49%
Big Yellow Group PLC	233,775	3,074,027
Derwent London PLC	135,204	3,882,793
Segro PLC	585,883	5,690,645
Tritax Big Box REIT PLC	1,381,960	2,425,825
		15,073,290
United States–44.40%
Alexandria Real Estate Equities, Inc.	47,657	7,415,906
American Homes 4 Rent, Class A(a)	228,355	7,551,700
American Tower Corp.	31,224	6,908,310
AvalonBay Communities, Inc.	39,754	6,952,975
Crown Castle, Inc.	40,113	5,673,182
Shares		Value
United States–(continued)
CubeSmart	227,162	$9,402,235
Digital Realty Trust, Inc.	147,249	16,559,623
Douglas Emmett, Inc.	160,014	2,771,442
Equinix, Inc.	29,764	20,556,507
Essential Properties Realty Trust, Inc.	228,540	5,304,413
Gaming and Leisure Properties, Inc.	125,828	6,619,811
Healthpeak Properties, Inc.	314,791	8,266,412
Hilton Worldwide Holdings, Inc.	31,438	4,483,688
Invitation Homes, Inc.	241,411	7,877,241
Kimco Realty Corp.	219,625	5,033,805
Life Storage, Inc.	105,439	11,333,638
Prologis, Inc.	360,889	42,509,115
Realty Income Corp.	96,993	6,117,349
Ryman Hospitality Properties, Inc.	24,282	2,222,531
SITE Centers Corp.	267,382	3,633,721
Sun Communities, Inc.	102,850	15,108,665
Terreno Realty Corp.(a)	54,230	3,180,047
UDR, Inc.	421,437	17,476,992
Ventas, Inc.	305,753	14,226,687
VICI Properties, Inc.(a)	463,567	15,853,991
Welltower, Inc.	213,334	15,153,114
		268,193,100
Total Common Stocks & Other Equity Interests (Cost $385,588,068)		397,103,529
Principal Amount
Asset-Backed Securities–14.11%
BX 2021-MFM1, Series 2021-MFM1, Class E, 6.13% (1 mo. USD LIBOR + 2.25%), 01/15/2034(b)(c)	$1,000,000	929,012
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 5.53% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(c)	6,000,000	5,610,554
Series 2021-VOLT, Class E, 5.88% (1 mo. USD LIBOR + 2.00%), 09/15/2036(b)(c)	395,000	368,728
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 6.81% (1 mo. Term SOFR + 3.02%), 02/15/2039(b)(c)	500,000	441,315
CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/2039(b)(d)	1,000,000	808,932
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 4.90%, 01/10/2036(b)(d)	2,649,000	2,522,943
Series 2020-420K, Class E, 3.42%, 11/10/2042(b)(d)	4,586,000	3,258,212
Series 2020-555, Class F, 3.62%, 12/10/2041(b)(d)	800,000	562,617
Series 2019-SMRT, Class D, 4.90%, 01/10/2036(b)(d)	260,000	249,644

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.51%, 08/15/2057(b)(d)	$1,500,000	$1,323,002
Series 2020-SBX, Class D, 2.40%, 01/10/2038(b)(d)	6,200,000	5,207,662
Series 2019-GC44, Class 180C, 3.51%, 08/15/2057(b)(d)	5,500,000	4,667,471
Series 2017-PANW, Class E, 4.13%, 10/10/2029(b)(d)	182,000	161,334
Series 2017-PANW, Class D, 4.34%, 10/10/2029(b)(d)	580,000	529,637
Credit Suisse Mortgage Capital Trust, Series 2021-BHAR, Class E, 7.38% (1 mo. USD LIBOR + 3.50%), 11/15/2038(b)(c)	2,750,000	2,617,408
CSMC, Series 2021-BHAR, Class C, 5.88% (1 mo. USD LIBOR + 2.00%), 11/15/2038(b)(c)	170,000	156,340
GS Mortgage Securities Corp. II, Series 2022-GTWY, Class A, 7.20% (1 mo. Term SOFR + 3.40%), 08/15/2039(b)(c)	10,050,000	9,968,571
Hilton USA Trust, Series 2016-HHV, Class E, 4.33%, 11/05/2038(b)(d)	1,761,000	1,514,510
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.60%, 05/05/2032(b)(d)	455,000	412,735
Series 2019-UES, Class B, 4.14%, 05/05/2032(b)	401,000	385,012
Series 2019-UES, Class C, 4.34%, 05/05/2032(b)	34,000	32,392
Series 2019-UES, Class D, 4.60%, 05/05/2032(b)(d)	35,000	33,053
Series 2019-UES, Class E, 4.60%, 05/05/2032(b)(d)	40,000	36,851
Series 2019-UES, Class G, 4.60%, 05/05/2032(b)(d)	46,000	42,220
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 6.43% (1 mo. USD LIBOR + 2.55%), 07/15/2035(b)(c)	9,706,000	9,267,272
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.62%, 01/15/2037(b)(d)	5,326,000	4,606,598
Series 2020-2PAC, Class AMZ2, 3.62%, 01/15/2037(b)(d)	800,000	697,858
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 02/10/2032(b)	5,040,000	4,502,037
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/2039(b)(d)	6,157,000	4,502,058
STWD Trust,
Series 2021-FLWR, Class E, 5.80% (1 mo. USD LIBOR + 1.92%), 07/15/2036(b)(c)	4,950,000	4,653,611
Series 2021-FLWR, Class F, 6.55% (1 mo. USD LIBOR + 2.67%), 07/15/2036(b)(c)	3,400,000	3,172,962
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(b)	14,154,000	11,964,027
Total Asset-Backed Securities (Cost $89,611,514)		85,206,578
Shares		Value
Preferred Stocks–11.17%
United States–11.17%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	$1,875,134
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,640,319
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,163,877
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	2,612,610
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(e)	195,800	19
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,581,302
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	4,125,758
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,237,321
PS Business Parks, Inc., 5.25%, Series X, Pfd.	275,600	4,299,360
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	273,400	4,273,242
Public Storage, 5.15%, Series F, Pfd.	14,600	328,062
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,140,650
RLJ Lodging Trust, 1.95%, Series A, Conv. Pfd.	192,400	4,752,280
Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	46,940
SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	5,037,773
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	25,905	461,627
UMH Properties, Inc., 6.38%, Series D, Pfd.	566,800	13,102,999
Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	3,542,440
Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	3,262,000
Total Preferred Stocks (Cost $84,520,876)		67,483,713
Principal Amount
U.S. Dollar Denominated Bonds & Notes–4.92%
United States–4.92%
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	$3,000,000	2,780,340
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	5,438,000	5,418,015
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	4,000,000	3,642,641
SBA Communications Corp.,
3.88%, 02/15/2027	2,000,000	1,848,985
3.13%, 02/01/2029	9,698,000	8,106,915
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	4,000,000	3,770,128
4.25%, 12/01/2026(b)	1,500,000	1,397,206
4.50%, 01/15/2028(b)	3,000,000	2,748,591
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,739,749)		29,712,821
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
Municipal Obligations–1.22%
United States–1.22%
New York City Housing Development Corp., Series 2014, RB, 3.71%, 02/15/2048 (Cost $7,333,747)	$7,735,000	$7,362,334
Shares
Money Market Funds–2.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(f)(g)	6,202,812	6,202,813
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(f)(g)	4,429,252	4,430,580
Invesco Treasury Portfolio, Institutional Class, 3.76%(f)(g)	7,088,929	7,088,929
Total Money Market Funds (Cost $17,722,322)		17,722,322
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.09% (Cost $614,516,276)		604,591,297
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.13%
Invesco Private Government Fund, 3.83%(f)(g)(h)	5,294,865	$5,294,865
Invesco Private Prime Fund, 4.15%(f)(g)(h)	13,609,160	13,611,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,904,232)		18,906,747
TOTAL INVESTMENTS IN SECURITIES—103.22% (Cost $633,420,508)		623,498,044
OTHER ASSETS LESS LIABILITIES–(3.22)%		(19,445,652)
NET ASSETS–100.00%		$604,052,392
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2022.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $102,183,159, which represented 16.92% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,896,330	$23,409,756	$(28,103,273)	$-	$-	$6,202,813	$62,766
Invesco Liquid Assets Portfolio, Institutional Class	9,014,912	16,721,254	(21,305,447)	(4,084)	3,945	4,430,580	51,073
Invesco Treasury Portfolio, Institutional Class	12,452,949	26,754,006	(32,118,026)	-	-	7,088,929	65,559
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,515,288	19,294,748	(18,515,171)	-	-	5,294,865	28,848*
Invesco Private Prime Fund	11,610,739	42,208,599	(40,210,605)	1,391	1,758	13,611,882	80,431*
Total	$48,490,218	$128,388,363	$(140,252,522)	$(2,693)	$5,703	$36,629,069	$288,677

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,198,313	$—	$17,198,313
Canada	9,238,266	—	—	9,238,266
Cayman Islands	—	11,964,027	—	11,964,027
France	—	5,121,342	—	5,121,342
Germany	—	27,059,649	—	27,059,649
Hong Kong	—	19,022,297	—	19,022,297
Japan	—	31,616,907	—	31,616,907
Singapore	—	1,737,061	—	1,737,061
Sweden	—	2,843,304	—	2,843,304
United Kingdom	—	15,073,290	—	15,073,290
United States	335,676,794	110,317,706	19	445,994,519
Money Market Funds	17,722,322	18,906,747	—	36,629,069
Total Investments	$362,637,382	$260,860,643	$19	$623,498,044
Invesco Global Real Estate Income Fund